Combined and Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Combined And Consolidated Statements Of Comprehensive Income
Net income (loss)	$ 60,008,457	$ 35,844,298	$ (13,253,423)
Other comprehensive (loss) income
Foreign currency translation adjustment	(680,289)	31,160	1,838,672
Total comprehensive income (loss)	59,328,168	35,875,458	(11,414,751)
Less: Comprehensive loss attributable to non-controlling interest	(279,649)	(143,208)	(82,907)
Comprehensive income (loss) attributable to NCF Wealth Holdings Limited	$ 59,607,817	$ 36,018,666	$ (11,331,844)